Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings (loss)	$ 1,614.9	$ (394.7)
Depreciation, amortization and impairment charges	280.5	191.7
Net bond premium (discount) amortization	(52.7)	3.6
Amortization of share-based payment awards	51.8	40.6
Share of profit of associates	(200.5)	(24.2)
Deferred income taxes	230.3	(273.8)
Net (gains) losses on investments	(1,467.5)	1,203.6
Gain on sale of subsidiary	(1,018.6)	0.0
Loss on repurchase of borrowings	28.6	0.0
Net sales of securities classified as FVTPL	2,678.4	1,119.3
Changes in operating assets and liabilities	555.4	(607.9)
Cash provided by operating activities	2,700.6	1,258.2
Investing activities
Sales of investments in associates	1,014.9	45.8
Purchases of investments in associates	(1,026.5)	(735.3)
Net purchases of premises and equipment and intangible assets	(415.2)	(208.3)
Purchases of subsidiaries, net of cash acquired	(1,107.7)	(779.1)
Sale of subsidiary, net of cash divested	640.4	0.0
Decrease in restricted cash for purchase of subsidiary	0.0	6.5
Cash used in investing activities	(894.1)	(1,670.4)
Financing activities
Issuances, net of issuance costs	0.0	523.5
Repurchases for treasury	(140.5)	(64.2)
Repurchases for cancellation	(96.2)	(14.1)
Common share dividends	(237.4)	(227.8)
Preferred share dividends	44.6	44.0
Issuances to non-controlling interests, net of issuance costs	2,223.2	157.1
Purchases of non-controlling interests	(140.3)	(87.2)
Proceeds From Sales Of Interests In Associates, Financing Activities	96.8	12.7
Increase in restricted cash related to financing activities	(150.8)	(18.9)
Dividends paid to non-controlling interests	(67.5)	(41.2)
Cash provided by financing activities	1,761.6	1,543.4
Increase in cash and cash equivalents	3,568.1	1,131.2
Cash and cash equivalents – beginning of year	4,219.1	3,125.6
Foreign currency translation	147.8	(37.7)
Cash and cash equivalents – end of year	7,935.0	4,219.1
Holding Company, Insurance, and Reinsurance Companies
Financing activities
Proceeds, net of issuance costs	577.0	637.7
Repayments	(483.7)	(5.4)
Net borrowings from (repayments to) revolving credit facility	(200.0)	200.0
Non-insurance companies
Operating activities
Loss on repurchase of borrowings	28.6	0.0
Financing activities
Proceeds, net of issuance costs	500.6	360.5
Repayments	(268.7)	(38.9)
Net borrowings from (repayments to) revolving credit facility	$ 193.7	$ 193.6